RATE-REGULATED BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

at December 31	2020	2019	Remaining Recovery/ Settlement Period (years)
(millions of Canadian $)

Regulatory Assets
Deferred income taxes[1]	1,287	1,088	n/a
Operating and debt-service regulatory assets[2]	54	2	1
Pensions and other post-retirement benefits[1,3]	401	417	n/a
Foreign exchange on long-term debt[1,4]	7	16	1-9
Other	135	107	n/a
	1,884	1,630
Less: Current portion included in Other current assets (Note 6)	131	43
	1,753	1,587
Regulatory Liabilities
Operating and debt-service regulatory liabilities[2]	48	139	1
Pensions and other post-retirement benefits[3]	18	35	n/a
ANR-related post-employment and retirement benefits other than pension[5]	40	41	n/a
Long-term adjustment account[6,7]	227	660	6
Bridging amortization account[6]	537	428	10
Pipeline abandonment trust balances[8]	1,842	1,462	n/a
Cost of removal[9]	246	253	n/a
Deferred income taxes[1]	115	151	n/a
Deferred income taxes – U.S. Tax Reform[10]	1,170	1,239	n/a
Other	58	60	n/a
	4,301	4,468
Less: Current portion included in Accounts payable and other (Note 15)	153	696
	4,148	3,772
1These regulatory assets and liabilities are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets or liabilities are not included in rate base and do not yield a return on investment during the recovery period.
2Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances to be included in determination of rates in the following year.
3These balances represent the regulatory offset to pension plan and other post-retirement benefit obligations to the extent the amounts are expected to be collected from or refunded to customers in future rates.
4Foreign exchange on long-term debt of the NGTL System represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls.
5This balance represents the amount ANR estimates would be required to refund to its customers for post-retirement and post-employment benefit amounts collected through its FERC-approved rates that have not been used to pay benefits to its employees. Pursuant to a FERC-approved rate settlement, the $40 million (US$32 million) balance at December 31, 2020 is subject to resolution through future regulatory proceedings and, accordingly, a settlement period cannot be determined at this time.
6These regulatory accounts are used to capture Canadian Mainline revenue and cost variances plus toll-stabilization adjustments during the 2015-2030 settlement term.
7Under the terms of the 2021-2026 Mainline Settlement, $223 million will be amortized over the six-year settlement term and the residual of $4 million will be transferred to the STAA.
8This balance represents the amounts collected in tolls from shippers and included in the LMCI restricted investments to fund future abandonment of the Company's CER-regulated pipeline facilities.
9This balance represents anticipated costs of removal that have been, and continue to be, included in depreciation rates and collected in the service rates of certain rate-regulated operations for future costs to be incurred.
10These balances represent the impact of U.S. Tax Reform. The regulatory liabilities will be amortized over varying terms that approximate the expected reversal of the underlying deferred tax liabilities that gave rise to the regulatory liabilities under the Reverse South Georgia Methodology.